Fair Value Disclosures, Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Repossessions/OREO, net	$ 16,639	$ 16,724
Nonrecurring [Member]
Loans [Line Items]
Impaired Loans	12,183	14,803
Repossessions/OREO, net	16,661	16,852
Nonrecurring [Member] | Level 1 [Member]
Loans [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Nonrecurring [Member] | Level 2 [Member]
Loans [Line Items]
Impaired Loans	12,183	14,803
Repossessions/OREO, net	16,661	16,852
Nonrecurring [Member] | Level 3 [Member]
Loans [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	$ 0	$ 0